Fair Value of Financial Instruments and Concentration of Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value of Financial Instruments and Concentration of Credit Risk [Abstract]
Net loss on derivative financial instruments	$ 1,555	$ 0	$ 0
Warrants [Member]
Fair Value of Financial Instruments and Concentration of Credit Risk [Abstract]
Loss on derivative financial instruments	5,782
Gain on derivative financial instruments	4,227
Net loss on derivative financial instruments	1,555
Class A Warrants [Member]
Fair Value of Financial Instruments and Concentration of Credit Risk [Abstract]
Fair value of derivative financial instrument	12,746
November Representative Warrants [Member]
Fair Value of Financial Instruments and Concentration of Credit Risk [Abstract]
Fair value of derivative financial instrument	$ 554